Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Feb. 29, 2024	Feb. 28, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO A (1)	Summary Compensation Table Total for PEO B (1)	Compensation Actually Paid to PEO A (2)	Compensation Actually Paid to PEO B (2)	Average Summary Compensation Table Total for Non-PEO NEO’s (3)	Average Compensation Actually Paid to Non-PEO NEO’s (2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (4)	Net Loss (5)
2024	$442,000	$481,344	$442,000	$383,394	$254,537	$168,740	$6.56	$(7,339,276)
2023	$417,500	$727,861	$417,500	$344,584	$306,485	$108,312	$26.10	$(5,033,496)

Named Executive Officers, Footnote [Text Block]

(1)	The amounts presented reflect the total compensation set forth in the Summary Compensation Table (“SCT”) for the Company’s Chief Executive Officer, William Kerby (PEO A), our former Chief Executive Officer, and Jacob Brunsberg (PEO B), who served as the Company’s PEO until December 29, 2023.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 254,537	$ 306,485
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 168,740	108,312
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The following table reflects the adjustments prescribed by SEC rules to calculate the CAP from those total amounts reflected in the SCT. The SCT amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to the Company’s executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	2024			2023
	PEO A	PEO B	Other NEO’s	PEO A	PEO B	Other NEO’s
SCT Amounts	$442,000	$481,344	$254,537	$417,500	$727,861	$306,485
Adjustments Related to Defined Benefit and Actuarial Plans:
None (6)	-	-	-	-	-	-
Adjustments Related to Stock Based Compensation
Values reported in Stock Awards and Options awards columns of the SCT	-	-	-	-	(477,861)	(130,488)
Year-End Fair Value of Awards Granted during the year that are outstanding and unvested as of the end of the covered fiscal year	-	-	-	-	217,862	74,907
Decrease in Fair Value of Awards granted in prior years that are outstanding and unvested at Year End	-	-	(74,095)	-	(391,449)	(147,035)
Fair Value on Vesting Date of Awards that are granted and vest in the same covered fiscal year	-	-	-	-	308,841	32,618
Increase (Decrease) in Fair Value of Awards granted in prior years that vest in the covered fiscal year	-	(97,950)	(11,702)	-	(40,669)	(28,176)
Increase (Decrease) in fair value of awards granted in prior years that failed to meet vesting conditions during the year	-	-	-	-		-
Dividends and other earnings paid on awards before the vesting date	-	-	-	-		-
CAP Amounts	$442,000	$383,394	$168,740	$417,500	$344,584	$108,312

(3)	The amounts presented reflect the average compensation set forth in the SCT for the Company’s Non-PEO NEOs, consisting of Frank Orzechowski and Lyndsey North for the fiscal years ended February 29, 2024 and February 28, 2023.

(4)	The amounts presented reflect the value of a fixed investment of $100 on March 1st of the reporting period (i.e., March 1, 2022) based upon the closing market price of the Company’s common stock of $45.60, $11.90 and $2.99 at February 29, 2024, February 28, 2023 and February 28, 2022, respectively, as traded on The Nasdaq Capital Market. All amounts presented herein have been retroactively adjusted to reflect the 1-for-20 reverse split of the Company’s common stock effective September 22, 2023.

(5)	The amounts presented reflect the net loss as reported in the Company’s audited financial statements for the periods presented.

(6)	The Company had no Defined Benefit or Actuarial Plans during the periods presented.

Total Shareholder Return Amount	[3]	$ 6.56	26.10
Net Income (Loss) Attributable to Parent	[4]	(7,339,276)	(5,033,496)
None [Member] | PEO A [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]
None [Member] | PEO B [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]
None [Member] | Other NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]
Values Reported in Stock Awards and Options Awards Columns of the SCT [Member] | PEO A [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Values Reported in Stock Awards and Options Awards Columns of the SCT [Member] | PEO B [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(477,861)
Values Reported in Stock Awards and Options Awards Columns of the SCT [Member] | Other NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(130,488)
Year-End Fair Value of Awards Granted during the Year that are Outstanding and Unvested as of End of Covered Fiscal Year [Member] | PEO A [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Year-End Fair Value of Awards Granted during the Year that are Outstanding and Unvested as of End of Covered Fiscal Year [Member] | PEO B [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			217,862
Year-End Fair Value of Awards Granted during the Year that are Outstanding and Unvested as of End of Covered Fiscal Year [Member] | Other NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			74,907
Decrease in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested at Year End [Member] | PEO A [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Decrease in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested at Year End [Member] | PEO B [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(391,449)
Decrease in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested at Year End [Member] | Other NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(74,095)	(147,035)
Fair Value on Vesting Date of Awards that are Granted and Vest in the Same Covered Fiscal Year [Member] | PEO A [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Fair Value on Vesting Date of Awards that are Granted and Vest in the Same Covered Fiscal Year [Member] | PEO B [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			308,841
Fair Value on Vesting Date of Awards that are Granted and Vest in the Same Covered Fiscal Year [Member] | Other NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			32,618
Increase (Decrease) in Fair Value of Awards Granted in Prior Years that Vest in the Covered Fiscal Year [Member] | PEO A [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Increase (Decrease) in Fair Value of Awards Granted in Prior Years that Vest in the Covered Fiscal Year [Member] | PEO B [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(97,950)	(40,669)
Increase (Decrease) in Fair Value of Awards Granted in Prior Years that Vest in the Covered Fiscal Year [Member] | Other NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(11,702)	(28,176)
Increase (Decrease) in Fair Value of Awards Granted in Prior Years that Failed to Meet Vesting Conditions During the Year [Member] | PEO A [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Increase (Decrease) in Fair Value of Awards Granted in Prior Years that Failed to Meet Vesting Conditions During the Year [Member] | PEO B [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Increase (Decrease) in Fair Value of Awards Granted in Prior Years that Failed to Meet Vesting Conditions During the Year [Member] | Other NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Dividends and Other Earnings Paid on Awards before the Vesting Date [Member] | PEO A [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Dividends and Other Earnings Paid on Awards before the Vesting Date [Member] | PEO B [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Dividends and Other Earnings Paid on Awards before the Vesting Date [Member] | Other NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO A [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6]	442,000	417,500
PEO Actually Paid Compensation Amount	[2]	$ 442,000	$ 417,500
PEO Name		William Kerby	William Kerby
PEO B [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6]	$ 481,344	$ 727,861
PEO Actually Paid Compensation Amount	[2]	$ 383,394	$ 344,584
PEO Name		Jacob Brunsberg	Jacob Brunsberg
Other NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		$ 254,537	$ 306,485
Non-PEO NEO Average Compensation Actually Paid Amount		$ 168,740	$ 108,312

[1]	The amounts presented reflect the average compensation set forth in the SCT for the Company’s Non-PEO NEOs, consisting of Frank Orzechowski and Lyndsey North for the fiscal years ended February 29, 2024 and February 28, 2023.
[2]	The following table reflects the adjustments prescribed by SEC rules to calculate the CAP from those total amounts reflected in the SCT. The SCT amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to the Company’s executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.
[3]	The amounts presented reflect the value of a fixed investment of $100 on March 1st of the reporting period (i.e., March 1, 2022) based upon the closing market price of the Company’s common stock of $45.60, $11.90 and $2.99 at February 29, 2024, February 28, 2023 and February 28, 2022, respectively, as traded on The Nasdaq Capital Market. All amounts presented herein have been retroactively adjusted to reflect the 1-for-20 reverse split of the Company’s common stock effective September 22, 2023.
[4]	The amounts presented reflect the net loss as reported in the Company’s audited financial statements for the periods presented.
[5]	The Company had no Defined Benefit or Actuarial Plans during the periods presented.
[6]	The amounts presented reflect the total compensation set forth in the Summary Compensation Table (“SCT”) for the Company’s Chief Executive Officer, William Kerby (PEO A), our former Chief Executive Officer, and Jacob Brunsberg (PEO B), who served as the Company’s PEO until December 29, 2023.